Operating Expenses, Shares Held by Directors and Executives (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expense [Abstract]
Number of shares held by Directors and Executives as a group (in shares)	[1]	2,958,894	2,303,011	3,615,221
Number of restricted stock subject to vesting conditions (in shares)		725,665	619,998	440,000
Period of base salary entitled to executive officer in connection with termination of employment		18 months

[1]	Includes 725,665 (2020: 619,998, 2019: 440,000) shares of restricted stock subject to vesting conditions.